Supplementary information on Oil and Gas Exploration and Production (unaudited) (Details 3) - bbl bbl in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Entitie [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,212	8,910	8,419
Extensions and discoveries		95
Revisions of previous estimates	1,185	1,140	1,705
Sales of reserves		(147)	(465)
Production for the year	(761)	(786)	(749)
Ending balance	9,636	9,212	8,910
Equity Method Investees [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,228	8,926	8,435
Extensions and discoveries		95
Revisions of previous estimates	1,184	1,142	1,708
Sales of reserves		(147)	(465)
Production for the year	(764)	(789)	(752)
Ending balance	9,649	9,228	8,926
Country Of Brazil [Member] | Consolidated Entitie [Member] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	9,210	8,908	8,406
Extensions and discoveries		95
Revisions of previous estimates	1,185	1,140	1,705
Sales of reserves		(147)	(455)
Production for the year	(761)	(786)	(748)
Ending balance	9,634	9,210	8,908
Country Of Brazil [Member] | Consolidated Entitie [Member] | Synthetics Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance			10
Sales of reserves			(10)
Production for the year			(1)
Country South America [Member] | Consolidated Entitie [Member] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2	2	2
Ending balance	2	2	2
Country North America [Member] | Equity Method Investees [Member] | Crude Oil [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	16	16	17
Revisions of previous estimates		2	3
Sales of reserves			(1)
Production for the year	(2)	(2)	(3)
Ending balance	13	16	16